Certain Balance Sheet Components - Schedule of Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Balance Sheet Related Disclosures [Abstract]
Prepaid expenses	$ 50,952	$ 39,544	$ 16,344
Receivables for value added tax (VAT) paid		807	5,978
Note receivable		0	5,000
Trade and other receivables, net	8,921	11,222	3,669
Income tax receivable	2,627	1,803	632
Other	7,834	1,681
Other		874	2,140
Total other current assets	$ 70,334	$ 54,250	$ 33,763